Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands				1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 01, 2017	Mar. 01, 2017	Dec. 01, 2016	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Business Acquisition [Line Items]
Revenues						$ 54,406	$ 43,063		$ 99,397	$ 85,089
Net Income						$ 15,906	$ 11,578		$ 26,691	$ 22,241
Tordis Facility [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired		100.00%
Business acquisition, fair value of vessel and equipment acquired		$ 145,754
Purchase price adjustments		1,741
Revenues								$ 6,900
Net Income								$ 500
Business acquisition, outstanding indebtedness		114,411
Business acquisition, receivable owned		21,100
Purchase price adjustment for capitalized fees related to financing		800
Post-closing adjustment		$ 1,700
Vigdis Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired	100.00%
Business acquisition, fair value of vessel and equipment acquired	$ 145,772
Purchase price adjustments	3,650
Revenues				$ 1,700
Net Income				$ 200
Business acquisition, outstanding indebtedness	114,411
Business acquisition, receivable owned	17,900
Purchase price adjustment for capitalized fees related to financing	900
Post-closing adjustment	$ 3,700
Raquel Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired			100.00%
Business acquisition, fair value of vessel and equipment acquired			$ 116,751
Business acquisition, outstanding debt			103,500
Purchase price adjustments			7,271
Revenues					$ 1,500
Net Income					$ 200
Business acquisition, outstanding indebtedness			$ 79,950